Pledged Assets and Debt - Secured Note Payable (Details) - USD ($) $ in Thousands		11 Months Ended
	Sep. 06, 2018	Dec. 12, 2018	Mar. 31, 2019	Dec. 31, 2018
Secured notes payable | 9.00% Secured Notes due June 2023
Senior Note Payable
Face amount of debt		$ 42,000	$ 40,000	$ 42,000
Interest rate (as a percent)		9.00%	9.00%	9.00%
Principal			$ 40,000	$ 42,000
Principal, noncurrent			40,000	42,000
Net principal			40,000	42,000
Net principal, noncurrent			$ 40,000	$ 42,000
Secured notes payable | 9.00% Secured Notes due September 2020
Senior Note Payable
Face amount of debt	$ 42,000
Interest rate (as a percent)	9.00%
Proceeds from secured notes payable	$ 42,000
Predecessor
Senior Note Payable
Proceeds from secured notes payable		$ 42,000